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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Para Advisors, LLC
Address:    520 Madison Avenue
            New York, New York  10022

Form 13F File Number:     028-07296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Harlan Schier
Title:      Chief Financial Officer
Phone:      212-527-7347

Signature, Place, and Date of Signing:

/s/ Harlan Schier         New York, New York              November 15, 2010
------------------        ------------------              ------------------
   [Signature]              [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                  0
                                                            ----------

Form 13F Information Table Entry Total:                            32
                                                            ----------

Form 13F Information Table Value Total:                      $314,397
                                                            ----------
                                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number          Name
     ---          --------------------          ----

     None.

                                                      Para Advisors, LLC.
                                                   Form 13F Information Table
                                                Quarter ended September 30, 2010




                            TITLE OF                  VALUE    SHRS or  SH/  PUT/  INV.   OTHER          VOTING AUTHORITY
NAME OF ISSUER                CLASS        CUSIP    (x$1000)   PRN AMT  PRN  CALL  DISC.  MNGRS        SOLE        SHARED  NONE
------------------------  -------------  ---------  ---------  -------  ---  ----  -----  -----  ----------------  ------  ----
AIRGAS INC                COM            009363102  $ 13,590   200,000  SH         SOLE                   200,000
ALCON INC                 COM SHS        H01301102  $  8,340    50,000  SH         SOLE                    50,000
ANADARKO PETE CORP        COM            032511107  $  5,705   100,000  SH         SOLE                   100,000
CB RICHARD ELLIS GROUP
INC                       CL A           12497T101  $  4,570   250,000  SH         SOLE                   250,000
CIT GROUP INC             COM NEW        125581801  $  4,082   100,000  SH         SOLE                   100,000
                          DEPOSITRY
CEDAR FAIR L P            UNIT           150185106  $  1,325   100,000  SH         SOLE                   100,000
COGENT INC                COM            19239Y108  $  3,192   300,000  SH         SOLE                   300,000
EXXON MOBIL CORP          COM            30231G102  $  9,269   150,000  SH         SOLE                   150,000
GENZYME CORP              COM            372917104  $  7,079   100,000  SH         SOLE                   100,000
GOLDMAN SACHS GROUP INC   COM            38141G104  $ 10,844    75,000  SH         SOLE                    75,000
HEWLETT PACKARD CO        COM            428236103  $  2,104    50,000  SH         SOLE                    50,000
ING GROEP N V             SPONSORED ADR  456837103  $  2,058   200,000  SH         SOLE                   200,000
MASSEY ENERGY COMPANY     COM            576206106  $  3,102   100,000  SH         SOLE                   100,000
MCAFEE INC                COM            579064106  $ 14,178   300,000  SH         SOLE                   300,000
MCDERMOTT INTL INC        COM            580037109  $  2,217   150,000  SH         SOLE                   150,000
NABI BIOPHARMACEUTICALS   COM            629519109  $    960   200,000  SH         SOLE                   200,000
NORTHERN TR CORP          COM            665859104  $  4,824   100,000  SH         SOLE                   100,000
NOVELL INC                COM            670006105  $  3,582   600,000  SH         SOLE                   600,000
OCCIDENTAL PETE CORP DEL  COM            674599105  $  7,830   100,000  SH         SOLE                   100,000
PACTIV CORP               COM            695257105  $  9,894   300,000  SH         SOLE                   300,000
SAVIENT PHARMACEUTICALS
INC                       COM            80517Q100  $  2,287   100,000  SH         SOLE                   100,000
SMURFIT-STONE CONTAINER
CORP                      COM            83272A104  $  6,430   350,000  SH         SOLE                   350,000
TALECRIS BIOTHERAPEUTICS
HLD                       COM            874227101  $  5,720   250,000  SH         SOLE                   250,000





                            TITLE OF                  VALUE    SHRS or  SH/  PUT/  INV.   OTHER          VOTING AUTHORITY
NAME OF ISSUER                CLASS        CUSIP    (x$1000)   PRN AMT  PRN  CALL  DISC.  MNGRS        SOLE        SHARED  NONE
------------------------  -------------  ---------  ---------  -------  ---  ----  -----  -----  ----------------  ------  ----
TYCO ELECTRONICS LTD
SWITZER                   SHS            H8912P106  $  5,844   200,000  SH         SOLE                   200,000
GRACE W R & CO DEL NEW    COM            38388F108  $  5,588   200,000  SH         SOLE                   200,000
WEATHERFORD
INTERNATIONAL LT          REG            H27013103  $  3,420   200,000  SH         SOLE                   200,000
XEROX CORP                COM            984121103  $  2,070   200,000  SH         SOLE                   200,000
AIRGAS INC                COM            009363102  $  3,622    53,300  SH   CALL  SOLE                    53,300
BP PLC                    SPONSORED ADR  055622104  $ 12,079   293,400  SH   CALL  SOLE                   293,400
GENZYME CORP              COM            372917104  $ 13,832   195,400  SH   CALL  SOLE                   195,400
POTASH CORP SASK INC      COM            73755L107  $ 84,451   586,300  SH   CALL  SOLE                   586,300
SPDR S&P 500 ETF TR       TR UNIT        78462F103  $ 50,309   440,800  SH   CALL  SOLE                   440,800


                                         Total      $314,397